Derivative Financial Instruments - Summary of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Jan. 01, 2019 USD ($)
Forward currency contracts [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 4,495	$ 829
Average forward rate (RMB/USD)	6,918,000
Interest rate swaps [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 7,566
Hedged rate (%)	1.6903%
Less than 3 months [member] | Forward currency contracts [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 1,077
Average forward rate (RMB/USD)	6,954,200
91 to 180 days [member] | Interest rate swaps [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 33
Hedged rate (%)	1.8574%
6 to 9 months [member] | Forward currency contracts [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 672
Average forward rate (RMB/USD)	6,933,600
6 to 9 months [member] | Interest rate swaps [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 32
Hedged rate (%)	1.91%
9 to 12 months [member] | Forward currency contracts [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 2,746
Average forward rate (RMB/USD)	6,900,000
Over 365 days [member] | Interest rate swaps [member]
Disclosure of Changes to Forecasted Amounts of Cash Flows of Hedged Items and Hedging Instruments [line items]
Notional amount (in RMB million)	¥ 7,501
Hedged rate (%)	1.6886%